Derivative Instruments - Fair Value Measured on Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives Fair Value
Derivatives	$ 0	$ 467
Quoted Prices in Active Markets for Identical Assets (Level 1)
Derivatives Fair Value
Derivatives	0	0
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value
Derivatives	0	467
Significant Unobservable Inputs (Level 3)
Derivatives Fair Value
Derivatives	$ 0	$ 0